Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instruments with Off-Balance Sheet Risk (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments to originate, fund or purchase loans:
Commitments to extend credit	$ 126,871	$ 89,329
Forward commitments	1,000	1,900
1-4 Family [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	523	4,462
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	25,514	750
Non-Real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	13,095	180
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	7,586	5,445
Unused lines of Credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	79,136	76,582
Letters of Credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	1,017	1,910
Forward Commitments [Member]
Commitments to originate, fund or purchase loans:
Forward commitments	$ 2,025	$ 7,046